Offerings - Offering: 1	Mar. 09, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 11,145,705
Amount of Registration Fee	$ 1,539.22
Offering Note

(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,539.22 was paid in connection with the filing of the Schedule TO-I by Private Debt & Income Fund (File No. 005-95350) on November 14, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.